Average Annual Total Returns - VIPMidCapPortfolio-InitialServiceService2PRO - VIPMidCapPortfolio-InitialServiceService2PRO - VIP Mid Cap Portfolio	Apr. 30, 2025
VIP Mid Cap Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.49%
Past 5 years	11.34%
Past 10 years	9.21%
VIP Mid Cap Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.35%
Past 5 years	11.23%
Past 10 years	9.10%
VIP Mid Cap Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	17.18%
Past 5 years	11.06%
Past 10 years	8.94%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
SP004
Average Annual Return:
Past 1 year	13.93%
Past 5 years	10.34%
Past 10 years	9.68%